Contingent liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Indemnification obligation
Estimated financial effect of contingent liabilities
Indemnification obligations
Indemnification obligation
Estimated financial effect of contingent liabilities	0.0
Claims and lawsuits
Claims and lawsuits
Losses on litigation settlements	$ 3.0